FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of the company consists of non-recourse borrowings in subsidiaries of the company, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2025	2024
Non-recourse borrowings in subsidiaries of the company	$7,844	$8,490
Cash and cash equivalents	(710)	(1,008)
Net debt	7,134	7,482
Total equity	2,098	2,635
Total capital	$9,232	$10,117
Net debt-to-capital ratio	77%	74%

Disclosure of liquidity management
The following tables detail the contractual maturities for the company’s financial liabilities as at December 31, 2025 and 2024. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the company can be required to repay. The tables include both interest and principal cash flows:

	2025
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$1,161	$175	$112	$248	$1,696
Interest-bearing liabilities	846	955	8,218	4,708	14,727
Lease liabilities	52	30	41	20	143
____________________________________
(1)Excludes other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $741 million.

	2024
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$1,416	$249	$423	$1,460	$3,548
Interest-bearing liabilities	877	857	9,432	4,173	15,339
Lease liabilities	53	39	77	309	478
___________________________________
(1)Excludes other provisions, post-employment benefits, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $1,995 million.

Disclosure of Interest Rate Risk	As at December 31, 2025 and 2024, a 50 basis points increase or decrease in interest rates would have the following impact on the company’s net income and other comprehensive income (loss) on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2025	$12	$(12)	$(11)	$11
December 31, 2024	$11	$(11)	$(26)	$26

Disclosure of foreign currency exposure
The following tables summarize the company’s currency exposure as at December 31, 2025 and 2024:

	2025
(US$ MILLIONS)	USD	AUD	GBP	CAD	BRL	Other	Total
Assets
Current assets	$830	$446	$291	$135	$560	$21	$2,283
Non-current assets	9,816	650	142	65	3,459	13	14,145
	$10,646	$1,096	$433	$200	$4,019	$34	$16,428

Liabilities
Current liabilities	$3,477	$566	$430	$81	$255	$8	$4,817
Non-current liabilities	6,414	101	78	29	2,883	8	9,513
	$9,891	$667	$508	$110	$3,138	$16	$14,330

Non-controlling interests	2,140	(3)	—	—	640	—	2,777
Net investment attributable to Brookfield Business Partners	$(1,385)	$432	$(75)	$90	$241	$18	$(679)

	2024
(US$ MILLIONS)	USD	AUD	GBP	CAD	BRL	Other	Total
Assets
Current assets	$1,295	$714	$218	$138	$553	$17	$2,935
Non-current assets	9,976	3,050	132	35	2,960	10	16,163
	$11,271	$3,764	$350	$173	$3,513	$27	$19,098

Liabilities
Current liabilities	$3,066	$1,084	$361	$76	$217	$6	$4,810
Non-current liabilities	6,474	2,585	53	33	2,501	7	11,653
	$9,540	$3,669	$414	$109	$2,718	$13	$16,463

Non-controlling interests	2,212	(117)	—	—	599	—	2,694
Net investment attributable to Brookfield Business Partners	$(481)	$212	$(64)	$64	$196	$14	$(59)

Disclosure of sensitivity analysis for foreign currency risk	The following tables summarize the company’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2025, 2024 and 2023. There was no impact on net income for the years ended December 31, 2025 and 2023 as a result of a 10% change in the exchange rates.

	December 31, 2025
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(43)	$43
Canadian dollar	—	—	(9)	9
Brazilian real	—	—	(24)	24
Other	—	—	6	(6)

	December 31, 2024
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(4)	$4	$(21)	$21
Canadian dollar	—	—	(6)	6
Brazilian real	—	—	(5)	5
Other	—	—	5	(5)

	December 31, 2023
	Pre-tax net income (loss)		OCI attributable to Brookfield Business Partners, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(50)	$50
Canadian dollar	—	—	(6)	6
Brazilian real	—	—	(2)	2
Other	—	—	8	(8)